Point Bridge GOP Stock Tracker ETF
Schedule of Investments
September 30, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Aerospace/Defense - 1.5%
3,131	Howmet Aerospace, Inc.	$97,687
163	TransDigm Group, Inc. (a)	101,805
		199,492
	Agriculture - 1.4%
1,932	Altria Group, Inc.	87,945
1,633	Archer-Daniels-Midland Company	97,996
		185,941
	Airlines - 1.6%
5,160	American Airlines Group, Inc. (a)	105,883
2,041	Southwest Airlines Company (a)	104,969
		210,852
	Apparel - 0.7%
5,223	Hanesbrands, Inc.	89,627
	Auto Manufacturers - 0.7%
1,169	PACCAR, Inc.	92,257
	Banks - 5.4%
1,343	Comerica, Inc.	108,111
2,529	Fifth Third Bancorp	107,331
6,369	Huntington Bancshares, Inc.	98,465
4,921	KeyCorp	106,392
5,014	Regions Financial Corporation	106,848
1,771	Truist Financial Corporation	103,869
1,704	Zions Bancorporation	105,461
		736,477
	Beverages - 0.7%
2,145	Molson Coors Beverage Company - Class B	99,485
	Building Materials - 2.0%
265	Martin Marietta Materials, Inc.	90,545
1,642	Masco Corporation	91,213
550	Vulcan Materials Company	93,038
		274,796
	Chemicals - 7.2%
366	Air Products and Chemicals, Inc.	93,736
405	Albemarle Corporation	88,683
638	Celanese Corporation	96,108
2,142	CF Industries Holdings, Inc.	119,567
894	Eastman Chemical Company	90,062
997	FMC Corporation	91,285
315	Linde plc	92,415
1,053	LyondellBasell Industries NV - Class A	98,824
3,077	Mosaic Company	109,910
639	PPG Industries, Inc.	91,383
		971,973
	Commercial Services - 4.2%
242	Cintas Corporation	92,120
588	Global Payments, Inc.	92,657
844	Quanta Services, Inc.	96,064
2,510	Rollins, Inc.	88,678
287	United Rentals, Inc. (a)	100,717
476	Verisk Analytics, Inc.	95,329
		565,565
	Distribution/Wholesale - 2.1%
683	Copart, Inc. (a)	94,746
1,825	Fastenal Company	94,188
1,929	LKQ Corporation (a)	97,067
		286,001
	Diversified Financial Services - 0.7%
3,122	Franklin Resources, Inc.	92,786
	Electric - 8.1%
1,636	Alliant Energy Corporation	91,583
1,101	American Electric Power Company, Inc.	89,379
3,729	CenterPoint Energy, Inc.	91,734
1,265	Dominion Energy, Inc.	92,370
874	Entergy Corporation	86,797
1,466	Evergy, Inc.	91,185
1,959	Exelon Corporation	94,698
2,594	FirstEnergy Corporation	92,398
1,151	NextEra Energy, Inc.	90,377
1,312	Pinnacle West Capital Corporation	94,936
3,302	PPL Corporation	92,060
1,477	Southern Company	91,530
		1,099,047
	Electrical Components & Equipment - 0.7%
977	Emerson Electric Company	92,033
	Electronics - 1.9%
440	Honeywell International, Inc.	93,403
1,042	Trimble, Inc. (a)	85,705
233	Waters Corporation (a)	83,251
		262,359
	Entertainment - 0.7%
1,225	Penn National Gaming, Inc. (a)	88,763
	Environmental Control - 1.4%
787	Republic Services, Inc.	94,487
634	Waste Management, Inc.	94,694
		189,181
	Food - 1.5%
808	J.M. Smucker Company	96,984
1,278	Sysco Corporation	100,323
		197,307
	Forest Products & Paper - 0.7%
1,676	International Paper Company	93,722
	Gas - 1.4%
1,050	Atmos Energy Corporation	92,610
3,972	NiSource, Inc.	96,242
		188,852
	Hand/Machine Tools - 0.7%
525	Stanley Black & Decker, Inc.	92,038
	Healthcare-Products - 4.1%
271	ABIOMED, Inc. (a)	88,216
217	Cooper Companies, Inc.	89,688
331	ResMed, Inc.	87,235
467	STERIS plc	95,399
263	Teleflex, Inc.	99,033
696	Zimmer Biomet Holdings, Inc.	101,866
		561,437
	Healthcare-Services - 0.7%
325	Laboratory Corporation of America Holdings (a)	91,468
	Home Builders - 2.7%
1,092	DR Horton, Inc.	91,695
980	Lennar Corporation - Class A	91,806
19	NVR, Inc. (a)	91,088
2,040	PulteGroup, Inc.	93,677
		368,266
	Home Furnishings - 1.4%
2,095	Leggett & Platt, Inc.	93,940
454	Whirlpool Corporation	92,552
		186,492
	Insurance - 2.8%
353	Berkshire Hathaway, Inc. - Class B (a)	96,348
833	Cincinnati Financial Corporation	95,145
625	Travelers Companies, Inc.	95,006
1,363	W.R. Berkley Corporation	99,745
		386,244
	Iron/Steel - 0.6%
871	Nucor Corporation	85,785
	Leisure Time - 0.8%
3,974	Norwegian Cruise Line Holdings, Ltd. (a)	106,146
	Lodging - 0.6%
2,337	Las Vegas Sands Corporation (a)	85,534
	Machinery-Construction & Mining - 0.7%
477	Caterpillar, Inc.	91,570
	Machinery-Diversified - 0.7%
1,094	Westinghouse Air Brake Technologies Corporation	94,314
	Mining - 1.3%
2,756	Freeport-McMoRan, Inc.	89,652
1,716	Newmont Corporation	93,179
		182,831
	Miscellaneous Manufacturing - 4.1%
1,395	A.O. Smith Corporation	85,193
610	Eaton Corporation plc	91,079
447	Illinois Tool Works, Inc.	92,363
344	Parker-Hannifin Corporation	96,189
1,386	Textron, Inc.	96,757
515	Trane Technologies plc	88,915
		550,496
	Oil & Gas - 11.7%
5,230	APA Corporation	112,079
5,335	Cabot Oil & Gas Corporation	116,090
1,755	ConocoPhillips	118,936
3,482	Devon Energy Corporation	123,646
1,303	Diamondback Energy, Inc.	123,355
1,457	EOG Resources, Inc.	116,953
1,811	Exxon Mobil Corporation	106,523
1,443	Hess Corporation	112,713
8,672	Marathon Oil Corporation	118,546
1,719	Marathon Petroleum Corporation	106,251
3,913	Occidental Petroleum Corporation	115,747
1,473	Phillips 66	103,154
648	Pioneer Natural Resources Company	107,899
1,542	Valero Energy Corporation	108,819
		1,590,711
	Oil & Gas Services - 0.8%
5,006	Halliburton Company	108,230
	Packaging & Containers - 2.1%
1,031	Ball Corporation	92,759
1,684	Sealed Air Corporation	92,266
1,885	WestRock Company	93,930
		278,955
	Pharmaceuticals - 0.7%
797	AmerisourceBergen Corporation	95,202
	Pipelines - 2.3%
6,123	Kinder Morgan, Inc.	102,438
1,863	ONEOK, Inc.	108,035
4,027	Williams Companies, Inc.	104,461
		314,934
	Real Estate - 2.8%
490	Alexandria Real Estate Equities, Inc.	93,624
6,114	Host Hotels & Resorts, Inc. (a)	99,842
303	Public Storage	90,021
1,476	Regency Centers Corporation	99,379
		382,866
	Retail - 5.8%
489	Advance Auto Parts, Inc.	102,147
61	AutoZone, Inc. (a)	103,577
1,538	Bath & Body Works, Inc.	96,940
1,084	Dollar Tree, Inc. (a)	103,761
192	Domino’s Pizza, Inc.	91,576
410	McDonald’s Corporation	98,855
477	Tractor Supply Company	96,645
670	Walmart, Inc.	93,385
		786,886
	Shipbuilding - 0.7%
493	Huntington Ingalls Industries, Inc.	95,179
	Software - 0.7%
206	Paycom Software, Inc. (a)	102,124
	Telecommunications - 0.7%
403	Motorola Solutions, Inc.	93,625
	Textiles - 0.7%
521	Mohawk Industries, Inc. (a)	92,425
	Transportation - 4.8%
3,159	CSX Corporation	93,949
380	FedEx Corporation	83,330
563	JB Hunt Transport Services, Inc.	94,145
350	Kansas City Southern	94,724
336	Old Dominion Freight Line, Inc.	96,089
471	Union Pacific Corporation	92,321
506	United Parcel Service, Inc. - Class B	92,142
		646,700
	TOTAL COMMON STOCKS (Cost $12,283,878)	13,486,974

	SHORT-TERM INVESTMENTS - 0.3%
42,380	First American Government Obligations Fund - Class X, 0.03% (b)	42,380
	TOTAL SHORT-TERM INVESTMENTS (Cost $42,380)	42,380
	TOTAL INVESTMENTS - 99.9% (Cost $12,326,258)	13,529,354
	Other Assets in Excess of Liabilities - 0.1%	7,861
	NET ASSETS - 100.0%	$13,537,215

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of September 30, 2021.

Summary of Fair Value Disclosure at September 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,486,974	$-	$-	$13,486,974
Short-Term Investments	42,380	-	-	42,380
Total Investments in Securities	$13,529,354	$-	$-	$13,529,354
^See Schedule of Investments for breakout of investments by industry.
For the period ended September 30, 2021, the Fund did not recognize any transfers to or from Level 3.